Note 21 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31 , 201 7						December 31, 201 6
			Fair value hierarchy
(Dollars in thousands)	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3	Contract amount	Carrying amount	Estimated fair value	Contract a mount
Financial assets:
Cash and cash equivalents	$37,564	37,564	37,564				27,561	27,561
Securities available for sale	77,472	77,472		77,472			78,477	78,477
Loans held for sale	1,837	1,837		1,837			2,009	2,009
Loans receivable, net	585,931	585,494		585,494			551,171	552,395
FHLB stock	817	817		817			770	770
Accrued interest receivable	2,344	2,344		2,344			2,626	2,626
Financial liabilities:
Deposits	635,601	635,905		635,905			592,811	593,297
Other borrowings	0	0		0			7,000	7,018
Accrued interest payable	146	146		146			236	236
Off-balance sheet financial instruments:
Commitments to extend credit	28	28				173,645	66	66	184,596
Commitments to sell loans	(11)	(11)				5,629	(22)	(22)	9,595